UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21901

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund

July 31, 2012 (Unaudited)

Description	Shares	Value (Note 1)

COMMON STOCKS (101.3%)

Australia (1.4%)
Amcor, Ltd.	231,100	$1,831,188

Brazil (4.3%)
Anhanguera Educacional Participacoes SA	101,414	1,442,621
Arcos Dorados Holdings, Inc.-Class A	53,400	698,472
EDP - Energias do Brasil SA	33,845	223,794
Estacio Participacoes SA	110,587	1,361,561
PDG Realty SA Empreendimentos e Participacoes	381,600	635,007
Telefonica Brasil SA-ADR	48,900	1,141,815

		5,503,270

Canada (2.7%)
Canadian Pacific Railway, Ltd.	17,318	1,405,356
Cenovus Energy, Inc.	26,070	795,396
Just Energy Group, Inc.	118,212	1,308,424

		3,509,176

China (1.1%)
Daqing Dairy Holdings, Ltd. *(1)(2)	12,524,900	1,445,628

France (1.2%)
Eutelsat Communications SA	43,800	1,324,653
Vinci SA	6,000	255,062

		1,579,715

Hong Kong (2.4%)
Cheung Kong Holdings, Ltd.	85,218	1,120,899
Sun Hung Kai Properties, Ltd.	85,218	1,063,206
Wharf Holdings, Ltd.	164,811	952,136

		3,136,241

Ireland (2.5%)
Accenture PLC-Class A	43,500	2,623,050
Covidien PLC	9,231	515,828

		3,138,878

Israel (1.5%)
Teva Pharmaceutical Industries, Ltd.-ADR	46,197	1,888,995

Netherlands (1.5%)
Royal Dutch Shell PLC-A Shares	56,100	1,911,293

Norway (4.0%)
Golar LNG, Ltd.	52,194	2,017,820
Seadrill, Ltd.	79,900	3,099,321

		5,117,141

Singapore (2.5%)
Avago Technologies, Ltd.	85,738	3,172,306

South Korea (1.1%)
Kia Motors Corp.	20,800	1,436,798

Sweden (9.5%)
Atlas Copco AB-A Shares	59,500	1,340,372
Axis Communications AB	56,600	1,452,317
Hexagon AB-B Shares	73,400	1,405,260
Svenska Cellulosa AB-B Shares	82,100	1,397,981
Tele2 AB-B Shares	80,900	1,340,670
Telefonaktiebolaget LM Ericsson-B Shares	273,600	2,550,674

TeliaSonera AB	396,996	2,629,847

		12,117,121

Switzerland (4.0%)
Logitech International SA *	123,703	1,099,174
Nestle SA	22,200	1,365,472
Novartis AG-ADR	46,300	2,714,106

		5,178,752

United Kingdom (15.7%)
British American Tobacco PLC	48,600	2,588,811
British Sky Broadcasting Group PLC	176,300	1,969,435
Centrica PLC	336,486	1,672,364
Diageo PLC	96,700	2,588,002
Ensco PLC-Class A	49,520	2,690,422
Ferrovial SA	24,000	261,337
Filtrona PLC	181,300	1,321,768
GlaxoSmithKline PLC-ADR	54,900	2,525,400
Halma PLC	100,100	620,705
Johnson Matthey PLC	37,500	1,281,718
National Grid PLC	123,589	1,283,720
Petrofac, Ltd.	57,100	1,334,806

		20,138,488

United States (45.9%)
Abbott Laboratories	21,818	1,446,752
American Eagle Outfitters, Inc.	5,000	104,100
Apple, Inc. *	4,950	3,023,262
Ashland, Inc.	23,685	1,667,187
CBS Corp.-Class B	39,851	1,333,414
Cinemark Holdings, Inc.	33,623	786,106
Citigroup, Inc.	76,095	2,064,457
CME Group, Inc.	2,000	104,220
CMS Energy Corp.	8,300	204,678
Coach, Inc.	25,745	1,270,001
Colgate-Palmolive Co.	22,518	2,417,532
Cummins, Inc.	13,191	1,265,017
Eli Lilly & Co.	28,396	1,250,276
Energizer Holdings, Inc. *	2,000	155,540
Family Dollar Stores, Inc.	31,352	2,071,740
FMC Corp.	3,000	164,100
Foot Locker, Inc.	25,349	837,024
Freeport-McMoRan Copper & Gold, Inc.	78,408	2,639,997
Healthcare Services Group, Inc.	77,002	1,669,403
Hillshire Brands Co.	27,240	697,616
International Business Machines Corp.	14,646	2,870,323
ITC Holdings Corp.	31,927	2,368,664
Johnson & Johnson	18,296	1,266,449
Joy Global, Inc.	9,301	483,094
JPMorgan Chase & Co.	71,706	2,581,416
KBR, Inc.	50,800	1,332,992
KKR & Co. LP	90,209	1,262,024
McDonald’s Corp.	24,600	2,198,256
McKesson Corp.	20,783	1,885,642
Meridian Bioscience, Inc.	58,017	969,464
Microchip Technology, Inc.	38,263	1,277,219
Microsoft Corp.	42,548	1,253,890
NIKE, Inc.-Class B	3,749	349,969
Occidental Petroleum Corp.	13,683	1,190,832
Och-Ziff Capital Management Group, LLC-Class A	176,011	1,276,080
Oracle Corp.	62,958	1,901,332
PNC Financial Services Group, Inc.	1,700	100,470
QUALCOMM, Inc.	37,452	2,235,135
The Estee Lauder Cos., Inc.-Class A	15,971	836,561
Thermo Fisher Scientific, Inc.	12,100	673,607
Time Warner Cable, Inc.	7,707	654,556
Tronox, Ltd.-Class A	40,039	927,704
Wells Fargo & Co.	76,126	2,573,820

Yum! Brands, Inc.	18,054	1,170,621

		58,812,542

TOTAL COMMON STOCKS
(Identified Cost $124,394,898)		129,917,532

RIGHTS (0.0%) (3)

Brazil (0.0%) (3)
PDG Realty SA Empreendimentos e Participacoes, expires 8/15/12 at 4.00 (Brazilian Real)*	90,549	1,767

TOTAL RIGHTS
(Identified Cost $0)		1,767

	Principal Amount

SHORT-TERM INVESTMENT (1.3%)

State Street Eurodollar Time Deposit, 0.01%	1,736,000	1,736,000

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,736,000)		1,736,000

TOTAL INVESTMENTS (Identified Cost $126,130,898) - (102.6%)(4)		131,655,299

LIABILITIES IN EXCESS OF OTHER ASSETS - (-2.6%)		(3,393,926)

NET ASSETS (100.0%)		$128,261,373

* Non-income producing security.
(1) Illiquid security.
(2) Fair valued security.
(3) Less than 0.05% of Net Assets.
(4) Includes securities pledged as collateral for line of credit outstanding on July 31, 2012.

Common Abbreviations

AB-Aktiebolag is the Swedish equivalent of the term corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Global Dynamic Dividend Fund
July 31, 2012 (Unaudited)

1. ORGANIZATION:

Alpine Global Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on May 11, 2006, and had no operating history prior to July 26, 2006. The Board of Trustees authorized an unlimited number of shares with no par value. The Fund has an investment objective to provide high current dividend income, more than 50% of which qualifies for the reduced federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on long term growth of capital as a secondary investment objective.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

Valuation of Securities: The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations, or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board of Trustees. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid point of the consolidated bid/ask quote for the option security. Each security traded in the over the counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over the counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black Scholes method. Each other security traded over the counter is valued at the mean between the most recent bid and asked quotations. Short term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated below, if the market prices are not readily available or are not reflective of the fair value of the security, as of the close of the regular trading on the NYSE (normally, 4:00pm Eastern time), the security will be priced at a fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Fair Value Measurement: In accordance with GAAP, the Fund uses a three tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the

Alpine Global Dynamic Dividend Fund
July 31, 2012 (Unaudited)

assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 -	Quoted prices in active markets for identical investments.

Level 2 -	Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

	Valuation Inputs

Investments in Securities at Value*	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Australia	$1,831,188	$—	$—	$1,831,188
Brazil	5,503,270	—	—	5,503,270
Canada	3,509,176	—	—	3,509,176
China	—	—	1,445,628	1,445,628
France	1,579,715	—	—	1,579,715
Hong Kong	3,136,241	—	—	3,136,241
Ireland	3,138,878	—	—	3,138,878
Israel	1,888,995	—	—	1,888,995
Netherlands	1,911,293	—	—	1,911,293
Norway	5,117,141	—	—	5,117,141
Singapore	3,172,306	—	—	3,172,306
South Korea	1,436,798	—	—	1,436,798
Sweden	12,117,121	—	—	12,117,121
Switzerland	5,178,752	—	—	5,178,752
United Kingdom	20,138,488	—	—	20,138,488
United States	58,812,542	—	—	58,812,542
Rights	—	1,767	—	1,767
Short-Term Investments	—	1,736,000	—	1,736,000

Total	$128,471,904	$1,737,767	$1,445,628	$131,655,299

*	For detailed country descriptions, see accompanying Schedule of Portfolio Investments
**

During the period ended July 31, 2012 there were significant transfers between Level 1 and Level 2 securities. A security’s classification as Level 1 or Level 2 within the Fund can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Fund calculates its NAV. If management determines the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs. As a result, it is not practicable to disclose transfers between Level 1 and Level 2 within the fair value hierarchy for the period ended July 31, 2012.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Alpine Global Dynamic Dividend Fund
July 31, 2012 (Unaudited)

Balance as of October 31, 2011	$—
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,583,878)
Purchases	—
Sales	—
Transfers in to Level 3*	3,029,506
Transfers out of Level 3	—

Balance as of July 31, 2012	$1,445,628

Change in net unrealized depreciation on level 3 holdings held at period end	$(1,583,878)

* The transfer into level 3 pertains to Daqing Dairy. The company’s auditor resigned on March 21, 2012 and the company’s shares have not traded since that time. Prior to the suspension of trading the shares had declined by approximately 12%. The majority of the decline in value during the period is attributable to a 40% discount taken due to the Fund’s concerns about the company’s disclosures and issues raised by the Daqing’s former auditors. The value at July 31, 2012 includes significant unobservable inputs. Due to the uncertainty described above, the realization of the value of the position may be substantially different than the reported value. Furthermore, the value of the position may change substantially in the future as the Fund considers additional information as it becomes available.

The following table shows the valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments, as of July 31, 2012:

Asset	Fair Value at 7/31/12	Valuation Technique (s)	Significant Unobservable Input (s)	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:

Common Stocks	1,445,628	Last traded price	Liquidity Discount	10% to 20%	14.35%	Fair Value would Decrease
			Significant Event Discount	30.80%	30.80%	Fair Value would Decrease

The significant unobservable input used in the fair value measurement of common stocks is the liquidity discount. Other market indicators are also considered. Changes in any of those inputs would result in lower or higher fair value measurement.

Federal and Other Income Taxes: It is the Fund’s policy to comply with federal income and excise tax requirements of the internal revenue code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders, in accordance with the timing requirement imposed by the Code. Therefore, no federal income tax provision is recorded. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Fund will file for claims on foreign taxes withheld.

As of July 31, 2012 the net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	$13,613,594

Gross depreciation (excess of tax cost over value)	(8,089,193)

Net unrealized appreciation	$5,524,401

Cost of investments for income tax purposes	$126,130,898

Distributions to Shareholders: The Fund intends to make a level distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short-term capital gain) and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed

Alpine Global Dynamic Dividend Fund
July 31, 2012 (Unaudited)

from the Fund’s assets. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign Currency Translation Transactions: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non U.S. denominated amounts are translated into U.S. dollars as follows, with the resultant translation gains and losses recorded in the Statements of Operations:

i)	market value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii)	purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

Risk Associated With Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Forward Currency Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure to or hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked to market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Fund did not hold any forward currency contracts as of July 31, 2012.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber

Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 28, 2012

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber

Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 28, 2012

By:	/s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr.
Chief Financial Officer
(Principal Financial Officer)

Date:	September 28, 2012

Item 2 - Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.